Expense Example	Feb. 01, 2026 USD ($)
Beacon Planned Return Strategy Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,487
Brigade High Income Fund | Founders Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	821
Brigade High Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	821
Carret Kansas Tax-Exempt Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	794
Carret Kansas Tax-Exempt Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,173
Clarkston Partners Fund | Founders Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,091
Clarkston Partners Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,256
Clarkston Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	958
Clarkston Founders Fund | Founders Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,022
Clarkston Founders Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,198
Hillman Value Fund | Hillman Value Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,251